 EX-99.1

For Additional Information, please contact

	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	CTSLink Customer Service
1-866-846-4526
Wells Fargo Bank, N.A.	Commercial Mortgage Pass Through Certificates	Reports Available www.ctslink.com
Corporate Trust Services	Series 2016-C28	Payment Date:	6/16/17
8480 Stagecoach Circle		Record Date:	5/31/17
Frederick, MD 21701-4747		Determination Date:	6/12/17

	DISTRIBUTION DATE STATEMENT
	Table of Contents

	STATEMENT SECTIONS	PAGE(s)
	Certificate Distribution Detail	2
	Certificate Factor Detail	3
	Exchangeable Certificates Detail	4
	Reconciliation Detail	5
	Other Required Information	6
	Cash Reconciliation	7
	Current Mortgage Loan and Property Stratification Tables	8 - 10
	Mortgage Loan Detail	11 - 12
	NOI Detail	13 - 14
	Principal Prepayment Detail	15
	Historical Detail	16
	Delinquency Loan Detail	17
	Specially Serviced Loan Detail	18 - 19
	Advance Summary	20
	Modified Loan Detail	21
	Historical Liquidated Loan Detail	22
	Historical Bond/Collateral Loss Reconciliation Detail	23
	Interest Shortfall Reconciliation Detail	24 - 25

			Operating Advisor/ Asset
Depositor	Master Servicer	Special Servicer	Representations Reviewer

Banc of America Merrill Lynch	Wells Fargo Bank, National Association	C-III Asset Management LLC	Park Bridge Lender Services LLC
Commercial Mortgage Inc.	Three Wells Fargo, MAC D1050-084	5221 N. O'Connor Blvd., Suite 600	600 Third Avenue
Bank of America Tower	401 S. Tryon Street, 8th Floor	Irving, TX 75039	40th Floor
One Bryant Park	Charlotte, NC 28202		New York, NY 10016
New York, NY 10036	Contact:
Contact: Leland F. Bunch, III	REAM_InvestorRelations@wellsfargo.com	Contact: CMBS SS Group	Contact: David Rodgers
Phone Number: (646) 855-3953	Phone Number:	Phone Number: (972) 868-5300	Phone Number: (212) 230-9025

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

Copyright 2017, Wells Fargo Bank, N.A.	Page 1 of 25